Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	31.50%	33.90%
Nondeductible expenses	0.20%	2.00%	0.30%
Impairment of goodwill		0.80%	9.70%
Foreign tax credit and payments	(1.70%)	(9.60%)	(1.90%)
Lower tax rates applicable to income of subsidiaries	(0.40%)	(0.20%)	(0.20%)
Change in valuation allowance	(3.00%)	25.40%	(4.00%)
Nontaxable dividends received	(2.00%)	(12.50%)	(1.90%)
Undistributed earnings of subsidiaries	0.70%	3.50%	0.70%
Tax and interest expense for uncertainty in income taxes	0.00%	(0.60%)	0.00%
Noncontrolling interest income (loss)	0.10%	5.40%	(0.10%)
Effect of changes in tax laws	(0.60%)	(9.80%)	(4.30%)
Other-net	0.60%	(1.20%)	(0.40%)
Effective income tax rate	24.50%	34.70%	31.80%